Consolidated statements of changes in equity - CAD ($) $ in Thousands	Total	Share Capital [Member]	Contributed Surplus [Member]	Retained Earnings [Member]	Foreign Currency Translation [Member]	Cash Flow Hedges [Member]	Equity Investments At FVOCI [Member]	Attributable to Shareholders [Member]	Non-Controlling Interest [Member]
Balance beginning period at Dec. 31, 2023	$ 6,094,309	$ 2,914,165	$ 215,679	$ 2,979,743	$ (18,040)	$ 3,506	$ (748)	$ 6,094,305	$ 4
Net earnings (loss)	171,842	0	0	171,853	0	0	0	171,853	(11)
Other comprehensive income (loss), net of taxes	151,485	0	0	17,309	122,285	11,889	0	151,483	2
Total comprehensive income (loss)	323,327	0	0	189,162	122,285	11,889	0	323,336	(9)
Share-based compensation	6,775	0	6,775	0	0	0	0	6,775	0
Stock options exercised	16,656	21,202	(4,546)	0	0	0	0	16,656	0
Restricted share units settled	(7,124)	0	(7,124)	0	0	0	0	(7,124)	0
Dividends	(69,641)	0	0	(69,641)	0	0	0	(69,641)	0
Transactions with owners-contributed equity	31	0	0	0	0	0	0	0	31
Balance ending period at Dec. 31, 2024	6,364,333	2,935,367	210,784	3,099,264	104,245	15,395	(748)	6,364,307	26
Net earnings (loss)	589,542	0	0	589,577	0	0	0	589,577	(35)
Other comprehensive income (loss), net of taxes	50,462	0	0	24,417	61,721	(35,675)	0	50,463	(1)
Total comprehensive income (loss)	640,004	0	0	613,994	61,721	(35,675)	0	640,040	(36)
Share-based compensation	9,656	0	9,656	0	0	0	0	9,656	0
Stock options exercised	2,170	2,868	(698)	0	0	0	0	2,170	0
Restricted share units settled	(8,330)	0	(8,330)	0	0	0	0	(8,330)	0
Dividends	(104,480)	0	0	(104,480)	0	0	0	(104,480)	0
Transactions with owners-contributed equity	25	0	0	0	0	0	0	0	25
Balance ending period at Dec. 31, 2025	$ 6,903,378	$ 2,938,235	$ 211,412	$ 3,608,778	$ 165,966	$ (20,280)	$ (748)	$ 6,903,363	$ 15